UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Investment Partners
Address: 3438 Peachtree Road NE., Suite 900
         Atlanta, GA 30326

Form 13F File Number: 028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Holbrook
Title:    Chief Compliance Officer
Phone:    404-751-3900

Signature, Place, and Date of Signing:

      /s/ Wayne Holbrook                Atlanta, GA               10/05/12
  ---------------------------          -------------          ----------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           85

Form 13F Information Table Value Total:  $ 5,010,056
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      Cornerstone Investment Partners, LLC
                                    FORM 13F

                                 September 30, 2012

                                                                                                            Voting Authority
                               Title of               Value      Shares/   Sh/ Put/ Invstmt   Other   ------------------------------
         Name of Issuer          class     CUSIP     (x$1000)    Prn Amt   Prn Call Dscretn  Managers    Sole       Shared      None
------------------------------------------------------------------------------------------------------------------------------------
ACE Limited                       COM    H0023R105    161,206   2,132,349  SH       Sole                1,308,483            823,866
PartnerRe Ltd.                    COM    G6852T105      8,071     108,658  SH       Sole                   35,008             73,650
Seagate Technology                COM    G7945M107        849      27,415  SH       Sole                   27,415
3M Company                        COM    88579Y101      2,342      25,345  SH       Sole                    4,945             20,400
AT&T Inc.                         COM    00206R102      6,828     181,118  SH       Sole                   37,443            143,675
Abbott Laboratories               COM    002824100      3,981      58,064  SH       Sole                   34,739             23,325
Allstate Corporation              COM    020002101        797      20,130  SH       Sole                   20,130
Apache Corporation                COM    037411105    106,241   1,228,651  SH       Sole                  653,289            575,362
Apple Inc.                        COM    037833100    219,132     328,482  SH       Sole                  212,184            116,298
Bio-Rad Laboratories Cl A         COM    090572207        223       2,090  SH       Sole                    2,090
Bristol-Myers Squibb Co.          COM    110122108      1,666      49,350  SH       Sole                   36,850             12,500
Capital One Financial Corp.       COM    14040H105    150,440   2,638,838  SH       Sole                1,591,847          1,046,991
Casual Male Retail Group, Inc.    COM    148711302         95      20,615  SH       Sole                   20,615
CenturyLink, Inc.                 COM    156700106      1,026      25,395  SH       Sole                   25,395
Chesapeake Energy Corp            COM    165167107        748      39,628  SH       Sole                   39,628
Chevron Corp                      COM    166764100    189,884   1,629,067  SH       Sole                  923,405            705,662
Citigroup, Inc.                   COM    172967424    211,368   6,459,907  SH       Sole                3,967,849          2,492,058
Coca-Cola Company                 COM    191216100      2,712      71,490  SH       Sole                    9,140             62,350
ConAgra Foods, Inc.               COM    205887102      1,440      52,205  SH       Sole                   52,205
ConocoPhillips                    COM    20825C104        357       6,250  SH       Sole                    6,250
Constellation Brands Inc          COM    21036P108      3,471     107,300  SH       Sole                                     107,300
CryoLife Inc.                     COM    228903100        138      20,552  SH       Sole                   20,552
Cummins Inc.                      COM    231021106      3,842      41,670  SH       Sole                    4,570             37,100
Deluxe Corporation                COM    248019101      1,174      38,400  SH       Sole                   38,400
EarthLink, Inc.                   COM    270321102         71      10,000  SH       Sole                   10,000
Eaton Corporation                 COM    278058102    173,472   3,669,813  SH       Sole                2,218,015          1,451,798
Eli Lilly & Co.                   COM    532457108    138,315   2,917,421  SH       Sole                1,750,402          1,167,019
Entergy Corp                      COM    29364G103      4,433      63,970  SH       Sole                   17,245             46,725
Exelon Corp                       COM    30161N101      8,470     238,055  SH       Sole                   54,380            183,675
Exxon Mobil Corporation           COM    30231G102     21,884     239,300  SH       Sole                  101,875            137,425
Fifth Third Bancorp               COM    316773100     11,885     766,518  SH       Sole                  145,493            621,025
Gannett Co. Inc.                  COM    364730101        177      10,000  SH       Sole                   10,000
General Dynamics Corp.            COM    369550108    161,497   2,442,483  SH       Sole                1,570,449            872,034
Goldman Sachs Group Inc           COM    38141G104      4,400      38,707  SH       Sole                    6,457             32,250
Google Inc                        COM    38259P508    222,714     295,181  SH       Sole                  193,977            101,204
Hasbro Inc.                       COM    418056107     97,066   2,543,337  SH       Sole                1,405,064          1,138,273
Hess Corporation                  COM    42809H107    199,754   3,718,421  SH       Sole                2,309,003          1,409,418
Hewlett-Packard Co                COM    428236103    115,792   6,787,326  SH       Sole                4,339,438          2,447,888
IBM Corp                          COM    459200101    118,268     570,104  SH       Sole                  343,543            226,561
Intel Corporation                 COM    458140100     86,801   3,831,430  SH       Sole                2,339,162          1,492,268
JPMorgan Chase & Co               COM    46625H100     10,368     256,130  SH       Sole                   37,580            218,550
Johnson & Johnson                 COM    478160104      8,388     121,717  SH       Sole                   94,917             26,800
Kopin Corporation                 COM    500600101         49      13,000  SH       Sole                   13,000
LSI Corporation                   COM    502161102         81      11,750  SH       Sole                   11,750
MGIC Investment Corp.             COM    552848103         19      12,525  SH       Sole                   12,525
Mattel Inc.                       COM    577081102    168,277   4,744,197  SH       Sole                2,709,923          2,034,274
Merck & Co. Inc.                  COM    58933Y105    205,848   4,564,771  SH       Sole                2,882,222          1,682,549
Microsoft Corporation             COM    594918104    204,073   6,857,279  SH       Sole                4,407,048          2,450,231
Morgan Stanley                    COM    617446448    169,845  10,146,038  SH       Sole                6,289,158          3,856,880
Nucor Corporation                 COM    670346105      1,675      43,790  SH       Sole                   37,440              6,350
Oracle Corporation                COM    68389X105    189,434   6,021,421  SH       Sole                3,900,505          2,120,916
Owens-Illinois Inc.               COM    690768403      5,171     275,625  SH       Sole                                     275,625
PPL Corp                          COM    69351T106      2,763      95,125  SH       Sole                                      95,125
PRGX Global, Inc.                 COM    69357C503        141      16,500  SH       Sole                   16,500
Parker-Hannifin Corp.             COM    701094104    178,438   2,134,941  SH       Sole                1,337,119            797,822
Pioneer Energy Services Corp.     COM    723664108        101      13,000  SH       Sole                   13,000
SUPERVALU, Inc.                   COM    868536103        470     195,170  SH       Sole                  195,170
SkyPeople Fruit Juice, Inc.       COM    83086T208         38      23,800  SH       Sole                   23,800
Staples Inc.                      COM    855030102    120,028  10,419,136  SH       Sole                6,526,280          3,892,856
State Street Corp                 COM    857477103     16,691     397,778  SH       Sole                  181,678            216,100
Stryker Corporation               COM    863667101    138,678   2,491,524  SH       Sole                1,418,501          1,073,023
TRW Automotive Hldgs Corp.        COM    87264S106      4,742     108,480  SH       Sole                   41,330             67,150
Valero Energy Corp.               COM    91913Y100      3,567     112,580  SH       Sole                    1,205            111,375
Vanguard Emer Mkts ETF            COM    922042858        349       8,362  SH       Sole                    8,362
Vanguard FTSE All-World ex-US     COM    922042775        589      13,715  SH       Sole                   13,715
Vanguard Growth ETF               COM    922908736        341       4,714  SH       Sole                    4,714
Vanguard Mid-Cap ETF              COM    922908629        250       3,081  SH       Sole                    3,046                 35
Vanguard Small-Cap ETF            COM    922908751        253       3,159  SH       Sole                    3,119                 40
Vanguard Value ETF                COM    922908744        311       5,288  SH       Sole                    5,208                 80
Verizon Communications, Inc.      COM    92343V104      1,041      22,845  SH       Sole                   14,045              8,800
Wal-Mart Stores, Inc.             COM    931142103    196,688   2,665,147  SH       Sole                1,623,016          1,042,131
Western Digital Corp.             COM    958102105    183,394   4,735,191  SH       Sole                2,996,447          1,738,744
Willbros Group, Inc.              COM    969203108         59      11,000  SH       Sole                   11,000
eBay Inc.                         COM    278642103    113,367   2,343,746  SH       Sole                1,397,639            946,107
Nokia Corporation                 ADR    654902204        646     251,025  SH       Sole                  250,525                500
Norsk Hydro ASA                   ADR    656531605        122      26,500  SH       Sole                   26,500
Novartis AG                       ADR    66987V109     53,985     881,250  SH       Sole                      200            881,050
Petroleo Brasileiro SA ADR        ADR    71654V101      7,391     334,895  SH       Sole                   22,295            312,600
Royal Dutch Shell CL A            ADR    780259206    151,843   2,187,627  SH       Sole                1,477,771            709,856
Sanofi ADS                        ADR    80105N105    187,040   4,343,699  SH       Sole                2,673,023          1,670,676
Teva Pharmaceutical               ADR    881624209    144,254   3,483,552  SH       Sole                3,029,900            453,652
Vale S.A.                         ADR    91912E105     94,643   5,287,317  SH       Sole                3,157,301          2,130,016
American Funds- Growth Fnd of     MF     399874403        385      11,447  SH       Sole                   11,447
Aston/Cornerstone Large Cap Fu    MF     00078H844        709      62,954  SH       Sole                   62,954
Vanguard Intermediate Term Bon    MF     921937306        477      39,129  SH       Sole                   39,129
REPORT SUMMARY                    85     DATA RECORDS   5,010,056                   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED